UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin U.S.
Government Money
Fund
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin U.S.
Government Money Fund for the 12-month reporting period
ended June 30, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 12
Notes to Financial Statements 15
Report of Independent Registered
Public Accounting Firm 20
Tax Information 21
Board Members and Officers 22
The Money Market Portfolios 27
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin U.S. Government Money Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We seek to invest, through the Master Portfolio, at
least 99.5% of the Fund’s total assets in U.S. government
securities, cash and repurchase agreements collateralized
fully by government securities or cash.
1
We only buy
securities that we determine present minimal credit risks.
We maintain a dollar-weighted average portfolio maturity of
60 calendar days or less and a dollar-weighted average life
for its portfolio of 120 calendar days or less, and we only
buy securities that mature or are deemed to mature in 397
calendar days or less.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Over the past 12 months, there has been considerable
volatility in the market as the economy continued to recover from COVID-19 lockdowns. Inflation, which had been labeled
as “transitory” by the U.S. Federal Reserve (Fed), persisted, and reached 9.1% in June 2022, the highest level since
1981. U.S. gross domestic product growth remained above
expectations, and the U.S. labor market showed remarkable
resilience as unemployment reached 50-year lows in April
2023. The Fed responded to the elevated inflation by rapidly increasing their fed funds rate by a total of 475 basis points
(bps) during the period under review including four outsized
75-bp hikes. The Fed projected that another 50-bp increase
will likely be needed by the end of the year to create slack in the labor market and bring inflation down closer to their 2.0%
target.
Q. How did we respond to these changing market
conditions?
A. Short-term U.S. Treasury (UST) yields rose dramatically
over the last 12-month period with the three-month UST
bill yield increasing 3.66%. We managed the portfolio’s
duration and maturity profile to take advantage of the rising yields increasing the Fund’s yield to maturity. We remained
invested in high-quality assets issued by the U.S. Treasury
and U.S. agencies, including the Federal Home Loan Bank,
which offer incremental spreads to UST bills.
Performance Overview
The Fund’s Class A share’s seven-day effective yield
increased from 0.73% on June 30, 2022, to 4.52% on June
30, 2023, as shown in the Performance Summary on page 5 .
Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Q. What were the most significant factors affecting Fund
performance?
A. The Fund’s performance was mainly driven by the
increasing Fed funds rate and their effect on short-term bond yields. There were no significant credit events that would
have impacted the Fund’s returns.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
Portfolio Composition
6/30/23
% of Total
Net Assets
U.S. Government and Agency Securities 78.1%
Repurchase Agreements 20.0%
Other Net Assets 1.9%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2023
~
1
Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 6/30/23. The Fund’s average weighted life was 55 days and the Fund’s average weighted maturity was 25 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
Share Class (Symbol)
Seven-Day
Effective Yield
2
(with fee
waiver)
(without fee
waiver)
A (FMFXX) 4.52% 4.43% 4.43%
Total Annual Operating Expenses
3
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.53% 0.53%

Your Fund’s Expenses
Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ) : Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,021.20 $2.54 $1,023.01 $2.54 0.51%
C $1,000 $1,017.90 $5.80 $1,019.79 $5.81 1.16%
R $1,000 $1,018.60 $5.06 $1,020.52 $5.06 1.01%
R6 $1,000 $1,021.40 $2.31 $1,023.26 $2.31 0.46%

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.032 0.001 —
a
0.010 0.017
Less distributions from:
Net investment income .......................... (0.032) (0.001) (—)
a
(0.010) (0.017)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
................................... 3.30% 0.06% —%
c
0.96% 1.70%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ...... 0.51% 0.53% 0.52% 0.55% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.51% 0.19% 0.09% 0.47% 0.54%
Net investment income ........................... 3.24% 0.08% —%
c
0.87% 1.71%
Supplemental data
Net assets, end of year (000’s) ..................... $4,613,527 $4,379,075 $3,271,640 $3,548,308 $2,711,322
a
Amount rounds to less than $0.001 per share.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
c
Rounds to less than 0.01%.
d
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
Year Ended
June 30, 2020
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income ....................................... 0.026 —
b
—
b
0.002
Less distributions from:
Net investment income ....................................... (0.026) (—)
b
(—)
b
(0.002)
Net asset value, end of year .................................... $1.00 $1.00 $1.00 $1.00
Total return
c
................................................ 2.62% —%
d
—%
d
0.19%
Ratios to average net assets
e,f
Expenses before waiver and payments by affiliates ................... 1.16% 0.59% 0.52% 1.15%
Expenses net of waiver and payments by affiliates .................... 1.16% 0.24% 0.09% 0.76%
Net investment income ........................................ 2.50% 0.01% —%
d
0.21%
Supplemental data
Net assets, end of year (000’s) .................................. $138,352 $173,327 $174,336 $211,455
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
Year Ended
June 30, 2020
a
2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income ....................................... 0.027 —
b
—
b
0.002
Less distributions from:
Net investment income ....................................... (0.027) (—)
b
(—)
b
(0.002)
Net asset value, end of year .................................... $1.00 $1.00 $1.00 $1.00
Total return
c
................................................ 2.78% 0.01% —%
d
0.25%
Ratios to average net assets
e,f
Expenses before waiver and payments by affiliates ................... 1.01% 0.58% 0.52% 1.06%
Expenses net of waiver and payments by affiliates .................... 1.01% 0.23% 0.09% 0.75%
Net investment income ........................................ 2.63% 0.02% —%
d
0.33%
Supplemental data
Net assets, end of year (000’s) .................................. $10,733 $8,345 $6,006 $5,983
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.033 0.001 —
a
0.010 0.018
Less distributions from:
Net investment income .......................... (0.033) (0.001) (—)
a
(0.010) (0.018)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 3.35% 0.06% —%
b
1.02% 1.77%
Ratios to average net assets
c
Expenses before waiver and payments by affiliates ...... 0.49% 0.50% 0.51% 0.54% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.17% 0.09% 0.42% 0.48%
Net investment income ........................... 3.26% 0.07% —%
b
0.89% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $101,180 $105,446 $84,445 $40,838 $22,805
a
Amount rounds to less than $0.001 per share.
b
Rounds to less than 0.01%.
c
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Schedule of Investments, June 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Money Market Funds 100.0%
a
U.S. Government Money Market Portfolio (The), 4.863% ...................... 4,865,905,131 $ 4,865,905,131
Total Money Market Funds (Cost $4,865,905,131) ................................
4,865,905,131
Other Assets, less Liabilities (0.0)%
†
...........................................
(2,113,598)
Net Assets 100.0% ...........................................................
$4,863,791,533
†
Rounds to less than 0. 1% of net assets.
a
The rate shown is the annualized seven-day effective yield at period end.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Money Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $4,865,905,131
Cash .................................................................................... 69
Receivables:
Capital shares sold ........................................................................ 6,974,015
Interest ................................................................................. 3,035
Total assets 4,872,882,250
Liabilities:
Payables:
Capital shares redeemed ................................................................... 7,130,921
Administrative fees ........................................................................ 1,124,852
Trustees' fees and expenses ................................................................. 1,074
Distributions to shareholders ................................................................. 320,006
Accrued expenses and other liabilities ........................................................... 513,864
Total liabilities ......................................................................... 9,090,717
Net assets, at value $4,863,791,533
Net assets consist of:
Paid-in capital ............................................................................. $4,863,789,078
Total distributable earnings (losses) ............................................................. 2,455
Net assets, at value ................................................................. $4,863,791,533
Franklin U.S.
Government
Money Fund
Class A:
Net assets, at value ....................................................................... $4,613,527,463
Shares outstanding ........................................................................ 4,613,609,987
Net asset value per share
a
.................................................................. $1.00
Class C:
Net assets, at value ....................................................................... $138,351,785
Shares outstanding ........................................................................ 138,357,189
Net asset value per share
a
.................................................................. $1.00
Class R:
Net assets, at value ....................................................................... $10,732,766
Shares outstanding ........................................................................ 10,732,922
Net asset value per share ................................................................... $1.00
Class R6:
Net assets, at value ....................................................................... $101,179,519
Shares outstanding ........................................................................ 101,179,469
Net asset value per share ................................................................... $1.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Operations
for the year ended June 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S.
Government
Money Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $171,668,258
Expenses:
Administrative fees (Note 3 a ) .................................................................. 13,622,980
Distribution fees: (Note 3b )
    Class C ................................................................................ 1,033,473
    Class R ................................................................................ 37,599
Transfer agent fees: (Note 3d)
    Class A ................................................................................ 2,892,798
    Class C ................................................................................ 101,924
    Class R ................................................................................ 4,835
    Class R6 ............................................................................... 43,728
Reports to shareholders fees .................................................................. 138,341
Registration and filing fees .................................................................... 208,740
Professional fees ........................................................................... 59,448
Trustees' fees and expenses .................................................................. 55,868
Other .................................................................................... 85,371
Total expenses ......................................................................... 18,285,105
Expenses waived/paid by affiliates (Note 3e) ................................................... (30,056)
Net expenses ......................................................................... 18,255,049
Net investment income ................................................................ 153,413,209
Net increase (decrease) in net assets resulting from operations .......................................... $153,413,209

Franklin U.S. Government Money Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Money Fund
Year Ended
June 30, 2023
Year Ended
June 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $153,413,209 $2,815,259
Distributions to shareholders:
Class A ............................................................. (146,039,328) (2,721,543)
Class C ............................................................. (3,971,133) (17,575)
Class R ............................................................. (197,625) (1,370)
Class R6 ............................................................ (3,202,668) (74,799)
Total distributions to shareholders .......................................... (153,410,754) (2,815,287)
Capital share transactions: (Note 2 )
Class A ............................................................. 234,450,258 1,107,435,119
Class C ............................................................. (34,975,588) (1,008,828)
Class R ............................................................. 2,387,947 2,338,926
Class R6 ............................................................ (4,266,758) 21,001,254
Total capital share transactions ............................................ 197,595,859 1,129,766,471
Net increase (decrease) in net assets ................................... 197,598,314 1,129,766,443
Net assets:
Beginning of year ....................................................... 4,666,193,219 3,536,426,776
End of year ........................................................... $4,863,791,533 $4,666,193,219

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin U.S. Government Money Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R and Class R6. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). At June 30, 2023, the
Fund owned 45.4% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Year Ended
June 30, 2023
Year Ended
June 30, 2022
Class A Shares:
Shares sold
a
................................... $3,267,266,361 $3,632,384,705
Shares issued in reinvestment of distributions .......... 143,756,488 2,673,812
Shares redeemed ............................... (3,176,572,591) (2,527,623,398)
Net increase (decrease) .......................... $234,450,258 $1,107,435,119
Class C Shares:
Shares sold ................................... $152,015,225 $154,497,506
Shares issued in reinvestment of distributions .......... 3,948,237 17,501
Shares redeemed
a
.............................. (190,939,050) (155,523,835)
Net increase (decrease) .......................... $(34,975,588) $(1,008,828)
Class R Shares:
Shares sold ................................... $7,784,633 $10,967,537
Shares issued in reinvestment of distributions .......... 196,033 1,343
Shares redeemed ............................... (5,592,719) (8,629,954)
Net increase (decrease) .......................... $2,387,947 $2,338,926
Class R6 Shares:
Shares sold ................................... $68,478,069 $120,620,976
Shares issued in reinvestment of distributions .......... 2,596,421 58,151
Shares redeemed ............................... (75,341,248) (99,677,873)
Net increase (decrease) .......................... $(4,266,758) $21,001,254
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:
For the year ended June 30, 2023, the gross effective administrative fee rate was 0.285% of the Fund’s average daily net assets.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class A and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.455% Up to and including $100 million
0.330% Over $100 million, up to and including $250 million
0.280% In excess of $250 million
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
CDSC retained .............................................................................. $63,976

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended June 30, 2023, the Fund paid transfer agent fees of $3,043,285, of which $2,442,878 was retained by
Investor Services.
e. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, FT Services, Distributors and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services, Distributors or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until October 31, 2023.
f. Other Affiliated Transactions
At June 30, 2023, an interested board member owned 25.0% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended June 30, 2023 and 2022, was as follows:
At June 30, 2023, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
2023 2022
Distributions paid from:
Ordinary income .......................................................... $153,410,754 $2,815,287
Cost of investments .......................................................................... $4,865,905,131
Distributable earnings:
Undistributed ordinary income ................................................................... $322,461
3. Transactions with Affiliates
(continued)
d. Transfer Agent Fees
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
7. New Accounting Pronouncements
In July 2023, the Securities and Exchange Commission adopted amendments to Rule 2a-7 – Money Market Funds (the Rule), under the 1940 Act. The amendments to the Rule increases minimum liquidity requirements for taxable money market funds, removes the ability for money market funds to impose redemption gates and applies a liquidity fee framework in its place.
Retail and government money market funds are not subject to the liquidity fee framework. The amendments will become effective 60 days after publication in the Federal Register, the current date of which is unknown. Management is currently reviewing the amendments to the Rule to determine if the adoption of the Rule will have a material impact on the financial statements.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin U.S. Government Money Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin U.S. Government Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
U.S. Government Money Fund (the "Fund") as of June 30, 2023, the related statement of operations for the year ended June
30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin U.S. Government Money Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin U.S. Government Money Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount
Qualified Net Interest Income (QII) §871(k)(1)(C) $153,413,180
Section 163(j) Interest Earned §163(j) $153,413,209
Interest Earned from Federal Obligations Note (1) $131,515,977

Franklin U.S. Government Money Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since May 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.036 0.001 —
a
0.013 0.021
Net realized and unrealized gains (losses)
a
........... — — (—) — —
Total from investment operations .................... 0.036 0.001 —
a
0.013 0.021
Less distributions from:
Net investment income .......................... (0.036) (0.001) (—)
a
(0.013) (0.021)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 3.67% 0.14% 0.01% 1.29% 2.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by affiliates
b
...... 0.15% 0.10% 0.09% 0.15% 0.15%
Net investment income ........................... 3.58% 0.13% —%
c
1.33% 2.09%
Supplemental data
Net assets, end of year (000’s) ..................... $10,718,122 $11,102,314 $11,811,420 $18,381,976 $23,218,541
a
Amount rounds to less than $0.001 per share.
b
Benefit of expense reduction rounds to less than 0.01%.
c
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments, June 30, 2023
The U.S. Government Money Market Portfolio
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 78.1%
a
FFCB ,
FRN, 5.115%, (SOFR + 0.055%), 8/03/23 ................................ $ 70,000,000 $ 69,999,841
FRN, 5.1%, (SOFR + 0.04%), 2/05/24 .................................. 10,000,000 10,000,000
FRN, 5.1%, (SOFR + 0.04%), 3/18/24 .................................. 65,000,000 65,000,000
FRN, 5.11%, (SOFR + 0.05%), 5/09/24 ................................. 54,900,000 54,900,000
FRN, 5.1%, (SOFR + 0.04%), 5/15/24 .................................. 60,000,000 60,000,000
FRN, 5.105%, (SOFR + 0.045%), 5/24/24 ............................... 25,000,000 25,000,000
FRN, 5.11%, (SOFR + 0.05%), 6/26/24 ................................. 100,000,000 100,000,000
FRN, 5.155%, (SOFR + 0.095%), 7/18/24 ............................... 20,000,000 20,000,000
FRN, 5.25%, (SOFR + 0.19%), 11/25/24 ................................. 30,000,000 30,000,000
FRN, 5.26%, (SOFR + 0.2%), 12/05/24 ................................. 10,000,000 10,000,000
FRN, 5.185%, (SOFR + 0.125%), 3/07/25 ............................... 15,000,000 15,000,000
459,899,841
FHLB ,
b
7/03/23 ......................................................... 536,690,000 536,546,883
b
7/05/23 ......................................................... 155,000,000 154,917,333
b
7/07/23 ......................................................... 243,115,000 242,921,191
b
7/12/23 ......................................................... 100,000,000 99,854,250
b
7/14/23 ......................................................... 214,300,000 213,920,029
b
7/19/23 ......................................................... 130,800,000 130,486,080
b
7/21/23 ......................................................... 189,500,000 188,989,929
b
7/26/23 ......................................................... 202,290,000 201,597,012
b
7/28/23 ......................................................... 188,900,000 188,197,717
b
8/02/23 ......................................................... 327,178,000 325,708,141
b
8/04/23 ......................................................... 145,300,000 144,616,606
b
8/09/23 ......................................................... 188,700,000 187,677,875
b
8/11/23 ......................................................... 163,200,000 162,272,525
b
8/16/23 ......................................................... 283,400,000 281,602,121
b
8/18/23 ......................................................... 342,100,000 339,823,811
b
8/23/23 ......................................................... 189,200,000 187,827,612
b
8/25/23 ......................................................... 188,900,000 187,463,652
b
8/30/23 ......................................................... 189,200,000 187,627,748
b
9/01/23 ......................................................... 188,800,000 187,179,100
b
9/06/23 ......................................................... 188,700,000 186,948,958
b
9/08/23 ......................................................... 188,700,000 186,891,625
b
9/13/23 ......................................................... 46,500,000 46,007,364
b
2/09/24 ......................................................... 94,500,000 91,701,907
a
FRN, 5.145%, (SOFR + 0.085%), 7/03/23 ............................... 92,000,000 92,000,000
a
FRN, 5.11%, (SOFR + 0.05%), 7/18/23 ................................. 95,000,000 95,000,000
a
FRN, 5.12%, (SOFR + 0.06%), 7/20/23 ................................. 190,000,000 190,000,000
a
FRN, 5.11%, (SOFR + 0.05%), 7/24/23 ................................. 92,000,000 92,000,000
a
FRN, 5.065%, (SOFR + 0.005%), 8/17/23 ............................... 188,600,000 188,600,000
a
FRN, 5.18%, (SOFR + 0.12%), 9/06/23 ................................. 90,000,000 90,000,000
a
FRN, 5.08%, (SOFR + 0.02%), 9/19/23 ................................. 94,300,000 94,300,000
a
FRN, 5.16%, (SOFR + 0.1%), 9/21/23 .................................. 100,000,000 100,000,000
a
FRN, 5.09%, (SOFR + 0.03%), 11/13/23 ................................. 187,800,000 187,800,000
a
FRN, 5.095%, (SOFR + 0.035%), 11/16/23 ............................... 117,900,000 117,900,000
a
FRN, 5.1%, (SOFR + 0.04%), 11/17/23 ................................. 88,600,000 88,600,000
a
FRN, 5.115%, (SOFR + 0.055%), 11/24/23 ............................... 94,300,000 94,300,000
a
FRN, 5.13%, (SOFR + 0.07%), 11/27/23 ................................. 95,000,000 95,000,000
a
FRN, 5.14%, (SOFR + 0.08%), 2/26/24 ................................. 184,300,000 184,291,800
a
FRN, 5.18%, (SOFR + 0.12%), 3/14/24 ................................. 58,000,000 58,000,000
6,428,571,269
b
U.S. Treasury Bills ,
7/11/23 ......................................................... 83,000,000 82,882,786
7/13/23 ......................................................... 40,300,000 40,230,583

The Money Market Portfolios
Schedule of Investments
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See abbreviations on page 36 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
U.S. Treasury Bills, (continued)
7/18/23 ......................................................... $ 93,000,000 $ 92,779,978
7/25/23 ......................................................... 86,080,000 85,792,493
7/27/23 ......................................................... 160,000,000 159,419,911
8/03/23 ......................................................... 92,000,000 91,572,430
8/08/23 ......................................................... 165,245,000 164,409,338
8/10/23 ......................................................... 93,500,000 92,969,647
8/15/23 ......................................................... 93,000,000 92,409,450
8/22/23 ......................................................... 93,000,000 92,309,527
9/21/23 ......................................................... 92,000,000 90,926,028
9/28/23 ......................................................... 93,500,000 92,303,784
10/10/23 ........................................................ 90,000,000 88,688,262
10/17/23 ........................................................ 131,000,000 128,976,050
10/24/23 ........................................................ 92,000,000 90,468,839
1,486,139,106
Total U.S. Government and Agency Securities (Cost $8,374,610,216) ..............
8,374,610,216
c
Repurchase Agreements 20.0%
Bank of New York Mellon Corp. (The), 5.05%, 7/03/23 (Maturity Value $400,168,333)
Collateralized by U.S. Treasury Note, 2.75%, 4/30/27 (valued at $408,000,059) ... 400,000,000 400,000,000
BNP Paribas Securities Corp., 4.93%, 7/03/23 (Maturity Value $650,267,042)
Collateralized by U.S. Treasury Notes, 1.5% - 2.875%, 2/15/25 - 4/30/25 (valued at
$663,546,898) .................................................... 650,000,000 650,000,000
Deutsche Bank Securities, Inc., 5.02%, 7/03/23 (Maturity Value $17,007,112)
Collateralized by U.S. Treasury Notes, 2.5% - 4%, 5/31/24 - 2/15/26 (valued at
$17,340,056) ..................................................... 17,000,000 17,000,000
Federal Reserve Bank of New York, 5.05%, 7/03/23 (Maturity Value $925,389,271)
Collateralized by U.S. Treasury Notes, 2.5% - 3.125%, 8/15/23 - 8/15/25 (valued at
$925,389,333) .................................................... 925,000,000 925,000,000
Goldman Sachs & Co. LLC, 4.91%, 7/03/23 (Maturity Value $75,030,688)
Collateralized by U.S. Treasury Note, 0.75%, 5/31/26 (valued at $76,544,541) .... 75,000,000 75,000,000
HSBC Securities USA, Inc., 5.02%, 7/03/23 (Maturity Value $75,031,375)
Collateralized by U.S. Government Agency Securities, 2% - 7%, 11/20/33 - 5/20/53
(valued at $76,500,000) ............................................. 75,000,000 75,000,000
Total Repurchase Agreements (Cost $2,142,000,000) ............................
2,142,000,000
Total Short Term Investments (Cost $10,516,610,216 ) ............................
10,516,610,216
a
Total Investments (Cost $10,516,610,216) 98.1% ................................
$10,516,610,216
Other Assets, less Liabilities 1.9% .............................................
201,511,385
Net Assets 100.0% ...........................................................
$10,718,121,601
a
The coupon rate shown represents the rate at period end.
b
The security was issued on a discount basis with no stated coupon rate.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
June 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $8,374,610,216
Unaffiliated repurchase agreements, at value and cost ............................................... 2,142,000,000
Cash .................................................................................... 189,662,345
Receivables:
Interest ................................................................................. 13,294,925
Total assets .......................................................................... 10,719,567,486
Liabilities:
Payables:
Management fees ......................................................................... 1,349,625
Trustees' fees and expenses ................................................................. 3,664
Distributions to shareholders ................................................................. 111
Accrued expenses and other liabilities ........................................................... 92,485
Total liabilities ......................................................................... 1,445,885
Net assets, at value ................................................................. $10,718,121,601
Net assets consist of:
Paid-in capital ............................................................................. $10,718,112,816
Total distributable earnings (losses) ............................................................. 8,785
Net assets, at value ................................................................. $10,718,121,601
Shares outstanding ......................................................................... 10,718,114,413
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the year ended June 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $429,101,958
Expenses:
Management fees (Note 3 a ) ................................................................... 17,230,798
Custodian fees (Note 4 ) ...................................................................... 28,726
Registration and filing fees .................................................................... 50
Professional fees ........................................................................... 83,857
Trustees' fees and expenses .................................................................. 136,516
Other .................................................................................... 111,327
Total expenses ......................................................................... 17,591,274
Expense reductions (Note 4 ) ............................................................... (64,042)
Net expenses ......................................................................... 17,527,232
Net investment income ................................................................ 411,574,726
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,147
Net increase (decrease) in net assets resulting from operations .......................................... $411,583,873

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Year Ended
June 30, 2023
Year Ended
June 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $411,574,726 $16,128,521
Net realized gain (loss) ................................................. 9,147 —
Net increase (decrease) in net assets resulting from operations ................ 411,583,873 16,128,521
Distributions to shareholders .............................................. (411,574,653) (16,128,521)
Capital share transactions (Note 2 ) .......................................... (384,201,315) (709,105,982)
Net increase (decrease) in net assets ................................... (384,192,095) (709,105,982)
Net assets:
Beginning of year ....................................................... 11,102,313,696 11,811,419,678
End of year ........................................................... $10,718,121,601 $11,102,313,696

The Money Market Portfolios

franklintempleton.com
Annual Report
Notes to Financial Statements
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The shares of the
Portfolio are issued in private placements and are exempt
from registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), the Board has designated the Portfolio’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held
by the Portfolio at year end, as indicated in the Schedule of
Investments, had been entered into on June 30, 2023.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the
Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions
for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.
Year Ended
June 30, 2023
Year Ended
June 30, 2022
Shares sold ................................... $24,315,066,961 $31,667,180,822
Shares issued in reinvestment of distributions .......... 411,593,019 16,125,918
Shares redeemed ............................... (25,110,861,295) (32,392,412,722)
Net increase (decrease) .......................... $(384,201,315) $(709,105,982)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
c. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield. There were no expenses waived during the year ended June 30,
2023.
d. Other Affiliated Transactions
At June 30, 2023, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended June 30, 2023, the
Portfolio utilized $433 of capital loss carryforwards.
The tax character of distributions paid during the years ended June 30, 2023 and 2022, was as follows:
At June 30, 2023, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ............................ 5,852,209,282 54.60%
Franklin U.S. Government Money Fund ...................................... 4,865,905,131 45.40%
10,718,114,413 100.00%
2023 2022
Distributions paid from:
Ordinary income .......................................................... $411,574,653 $16,128,521
Cost of investments .......................................................................... $10,516,610,216
Distributable earnings:
Undistributed ordinary income ................................................................... $8,896
3. Transactions with Affiliates
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
6. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2023, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
7. New Accounting Pronouncements
In July 2023, the Securities and Exchange Commission adopted amendments to Rule 2a-7 – Money Market Funds (the Rule), under the 1940 Act. The amendments to the Rule increases minimum liquidity requirements for taxable money market funds, removes the ability for money market funds to impose redemption gates and applies a liquidity fee framework in its place.
Retail and government money market funds are not subject to the liquidity fee framework. The amendments will become effective 60 days after publication in the Federal Register, the current date of which is unknown. Management is currently reviewing the amendments to the Rule to determine if the adoption of the Rule will have a material impact on the financial statements.
8. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

The Money Market Portfolios
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The U.S.
Government Money Market Portfolio (the "Fund") as of June 30, 2023, the related statement of operations for the year ended
June 30, 2023, the statements of changes in net assets for each of the two years in the period ended June 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2023 and the financial highlights for each of the five years in the period ended June 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

The Money Market Portfolios
Tax Information (unaudited)

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount
Section 163(j) Interest Earned §163(j) $411,575,082
Interest Earned from Federal Obligations Note (1) $328,759,018

The Money Market Portfolios
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

The Money Market Portfolios

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

The Money Market Portfolios

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Trustee Since 2007 129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Chairman of the
Board and
Trustee
Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

The Money Market Portfolios

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since May 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

The Money Market Portfolios

franklintempleton.com
Annual Report
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin U.S. Government Money Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN U.S. GOVERNMENT MONEY FUND
May 24, 2023 15(c) Meeting
Franklin U.S. Government Money Fund (Feeder Fund)
is a feeder fund that invests all of its assets in The U.S.
Government Money Market Portfolio (Master Portfolio).
The Feeder Fund does not have an investment manager or
an investment management agreement, unlike the Master
Portfolio. The Board of Trustees (collectively or individually, the Board) of each of the Feeder Fund and the Master
Portfolio is comprised of the same individuals. References
herein to “the Fund” refer to the Feeder Fund and/or Master
Portfolio as the context requires.
At a meeting held on March 27, 2023 (March Meeting),
the Board, including a majority of the trustees who are not
“interested persons” (Independent Trustees) as defined
in the Investment Company Act of 1940 (1940 Act),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Master Portfolio (Management
Agreement) for the period May 1, 2023 through June 30,
2023 (Stub Period). The Independent Trustees noted that
the Fund’s annual contract review was historically held at the
February Board meeting and that management proposed
to move the contract review to the May Board meeting.
The Independent Trustees further noted management’s
explanation that, to effect this change, the Board needed to consider the renewal of the Management Agreement prior to
its current April 30, 2023 expiration date. The Independent
Trustees also noted that management would ask them to
consider the continuation of the Management Agreement
again at the May Board meeting for the 12-month period
beginning July 1, 2023. The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve the continuation
of the Management Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin

Franklin U.S. Government Money Fund
Shareholder Information

franklintempleton.com
Annual Report
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail US government money market funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was below (five basis points or less) the median of its Performance Universe. The
Board discussed the Fund’s performance with management
and management explained that the Fund is a “government
money market fund” as defined in Rule 2a-7 under the
1940 Act and is therefore managed in a conservative
manner with at least 99.5% of its total assets invested in
Government securities, cash and repurchase agreements
collateralized fully by Government securities and/or cash,
which minimizes liquidity risk. Management further explained that the Fund had a shorter weighted maturity as compared
to the Performance Universe, noting that funds with shorter
weighted maturities tend to underperform funds with longer
weighted maturities but ensures abundant liquidity, which
impacted the Fund’s longer-term performance. The Board
noted management’s commitment to continue to invest in
what it believes are high-quality, liquid securities. The Board noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class
A, Retail Class, Admiral Class, Class Cash Reserve and

Franklin U.S. Government Money Fund
Shareholder Information

franklintempleton.com
Annual Report
Government Cash Managed shares for other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for Fund included the Fund and 10
other US government money market funds. The Board noted
that the Management Rate and actual total expense ratio
for the Fund were above the medians and in the fifth quintile
(most expensive) of its Expense Group. The Board also
noted that the Fund is maintained as an accommodation
product for investors in need of a short-term investment
vehicle, and the Fund’s Management Rate is paid by the
Master Portfolio. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded that
it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the
Fund in view of the transitory nature of its investment role within the FT family of funds, the services provided to the
Fund’s shareholders and management’s subsidization of
expenses (when needed).
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response

Franklin U.S. Government Money Fund
Shareholder Information

franklintempleton.com
Annual Report
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

The Money Market Portfolios
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
(Master Portfolio)
March 27, 2023 15(c) Meeting
The Master Portfolio is only registered under the Investment
Company Act of 1940 (1940 Act). Accordingly, the Master
Portfolio does not offer its shares to the public. Shares
of the Master Portfolio are sold only to other investment
companies, which include the Franklin U.S. Government
Money Fund and Money Market Portfolio (each a Feeder
Fund). Each Feeder Fund invests all of its assets in
the Master Portfolio. None of the Feeder Funds have
an investment manager or an investment management
agreement, unlike the Master Portfolio. The Board of
Trustees (collectively or individually, the Board) of each
Feeder Fund and Master Portfolio is comprised of the same
individuals. At a meeting held on March 27, 2023 (March
Meeting), the Board of the Master Portfolio, including a
majority of the trustees who are not “interested persons”
as defined in the 1940 Act (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Master Portfolio (Management
Agreement) for the period May 1, 2023 through June 30,
2023 (Stub Period). The Independent Trustees noted
that the Master Portfolio’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Master
Portfolio’s Management Agreement prior to its current April
30, 2023 expiration date. The Independent Trustees also
noted that management would ask them to consider the
continuation of the Management Agreement again at the
May Board meeting for the 12-month period beginning July
1, 2023. The Independent Trustees received advice from
and met separately with Independent Trustee counsel in
considering whether to approve the continuation of the
Management Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of
requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent
Trustees in connection with the annual contract renewal
process. In addition, prior to the March Meeting, the
Independent Trustees held a virtual contract renewal
meeting at which the Independent Trustees first conferred
amongst themselves and Independent Trustee counsel
about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the March Meeting. The Board reviewed and considered
all of the factors it deemed relevant in approving the
continuance of the Management Agreement, including, but
not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of
the Master Portfolio; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio
grows; and (v) whether fee levels reflect these economies
of scale for the benefit of Master Portfolio shareholders
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the Master Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Master Portfolio and its shareholders. This information
included, among other things, the qualifications, background and experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-party
service providers; investment performance reports and
related financial information for the Master Portfolio; reports on expenses; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager

The Money Market Portfolios
Shareholder Information

franklintempleton.com
Annual Report
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Master Portfolio shareholders of investing in
a fund that is part of the Franklin Templeton (FT) family of funds. The Board noted the financial position of Franklin
Resources, Inc. (FRI), the Manager’s parent, and its
commitment to the mutual fund business as evidenced by its
reassessment of the fund offerings in response to the market environment and project initiatives and capital investments
relating to the services provided to the Master Portfolio
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement
and investments to promote alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master
Portfolio and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Master Portfolio over various time periods
ended December 31, 2022. The Board considered the
performance returns for the Master Portfolio in comparison
to the performance returns of mutual funds deemed
comparable to the Fund included in a universe (Performance
Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment
company data. The Board received a description of the
methodology used by Broadridge to select the mutual
funds included in a Performance Universe. The Board also
reviewed and considered Master Portfolio performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Master Portfolio’s performance results is
below.
The Performance Universe for the Master Portfolio included
the Master Portfolio and all retail US government money
market funds. The Board noted that the Master Portfolio’s
annualized income return for the one-, three-, five- and
10-year periods was above the median and in the first
quintile of its Performance Universe. The Board further
noted management’s view regarding the income-related
attributes of the Master Portfolio (e.g., a fund’s investment objective) as set forth in the Master Portfolio’s registration statement and that the evaluation of the Master Portfolio’s
performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Master Portfolio’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Master Portfolio’s actual total expense ratio and its
various components, including, as applicable, management
fees; transfer agent expenses; and other non-management
fees. The Board considered the actual total expense ratio
and, separately, the contractual management fee rate,
without the effect of fee waivers, if any (Management
Rate) of the Master Portfolio in comparison to the median
expense ratio and median Management Rate, respectively,
of other mutual funds deemed comparable to and with a
similar expense structure to the Master Portfolio selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A, Class AB,
Class AF2, Class T, Class P, Investor Class, and Ultra Class
shares for other funds in the Expense Group with multiple
classes of shares. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Master Portfolio included the
Master Portfolio and 12 other U.S. government money
market funds. The Board noted that the Management Rate
and actual total expense ratio for the Master Portfolio were below the medians of its Expense Group. The Board also
noted that the other funds in the Expense Group were not
master portfolios in a master-feeder structure like the Master
Portfolio and, accordingly, considered the Management Rate
and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison.
After consideration of the above, the Board concluded that
the Management Rate charged to the Master Portfolio is
reasonable.

The Money Market Portfolios
Shareholder Information

franklintempleton.com
Annual Report
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Master Portfolio. In
this respect, the Board considered the Master Portfolio
profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well
as its profits in providing investment management and
other services to each of the individual funds during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Master Portfolio’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers
LLP, auditor to FRI and certain FT funds, has been engaged
by the Manager to periodically review and assess the
allocation methodologies to be used solely by the Master
Portfolio’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its
affiliates may not be fully reflected in the expenses allocated to the Master Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted the need
to implement systems and meet additional regulatory
and compliance requirements resulting from recent US
Securities and Exchange Commission and other regulatory
requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services
to the Master Portfolio was not excessive in view of the
nature, extent and quality of services provided to the Master
Portfolio.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any,
as the Master Portfolio grows larger and whether the
Master Portfolio’s management fee structure reflects any
economies of scale for the benefit of shareholders. The
Board considered the Manager’s view that any analyses of
potential economies of scale in managing a particular fund
are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of
funds as a whole. The Board concluded that it was unlikely
that the Manager and its affiliates realized economies of
scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the FT family of funds, the services provided to the Master
Portfolio’s shareholders and management’s subsidization of
expenses.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of the
Independent Trustees, which included information on Master
Portfolio performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.

111 A 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin U.S. Government Money Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $27,938 for the fiscal year ended June 30, 2023 and $34,387 for the fiscal year ended June 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended June 30, 2023, and $0 for the fiscal year ended June 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2023 and $1,586 for the fiscal year ended June 30, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,711 for the fiscal year ended June 30, 2023 and $188,743 for the fiscal year ended June 30, 2022. The services for which these fees were paid included fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports, and fees in connection with a license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $95,711 for the fiscal year ended June 30, 2023 and $190,329 for the fiscal year ended June 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.
  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)Changes in Internal Controls.
  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023